Document and Entity information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company